Consolidated Statements of Comprehensive Income (Loss) Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Foreign currency translation (expense) benefit	$ (0.2)	$ (0.3)	$ 0.5